Cover	Sep. 29, 2023
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) of Estrella Immunopharma, Inc. (the “Company”) is being filed to amend the Current Report on Form 8-K originally filed by the Company with the Securities and Exchange Commission on October 5, 2023 (the “Original Report”). The Original Report was filed in connection with the consummation of the business combination on September 29, 2023, pursuant to which Tradeup Merger Sub Inc., a wholly-owned subsidiary of TradeUP Acquisition Corp. (“UPTD”), merged with and into Estrella Biopharma, Inc. (“Estrella”), with Estrella surviving as a wholly-owned subsidiary of UPTD and UPTD changing its name to Estrella Immunopharma, Inc. (the “Business Combination”).
Document Period End Date	Sep. 29, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40608
Entity Registrant Name	Estrella Immunopharma, Inc.
Entity Central Index Key	0001844417
Entity Tax Identification Number	86-1314502
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5858 Horton Street
Entity Address, Address Line Two	Suite 370
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	318-9098
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ESLA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	ESLAW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	TradeUP Acquisition Corp.
Entity Address, Address Line Two	437 Madison Avenue
Entity Address, Address Line Three	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022